CUSTOMER DEPOSITS (Details) - Schedule of Customer Deposits - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CUSTOMER DEPOSITS (Details) - Schedule of Customer Deposits [Line Items]
Customer deposits	£ 418,124	£ 415,460
Deposits from Customers [Member] | Non-Interest Bearing Account [Member]
CUSTOMER DEPOSITS (Details) - Schedule of Customer Deposits [Line Items]
Current Accounts	70,444	61,804
Deposits from Customers [Member] | Interest Bearing Account [Member]
CUSTOMER DEPOSITS (Details) - Schedule of Customer Deposits [Line Items]
Current Accounts	95,889	90,978
Deposits from Customers [Member] | Savings and investment account [Member]
CUSTOMER DEPOSITS (Details) - Schedule of Customer Deposits [Line Items]
Savings and investment accounts	196,966	208,227
Deposits from Customers [Member] | Liabilities in respect of securities sold under repurchase agreements [Member]
CUSTOMER DEPOSITS (Details) - Schedule of Customer Deposits [Line Items]
Liabilities in respect of securities sold under repurchase agreements	2,638	2,462
Deposits from Customers [Member] | Other Customer Deposits [Member]
CUSTOMER DEPOSITS (Details) - Schedule of Customer Deposits [Line Items]
Customer deposits	£ 52,187	£ 51,989